Wachovia Balanced Fund II

(A Portfolio of the Wachovia
Variable Insurance Funds)

Annual Report
December 31, 2000

www.wachoviafunds.com

PRESIDENT’S MESSAGE

Dear Shareholder:

I am pleased to present the first Annual Report to Shareholders for the Wachovia Balanced Fund II.

This report covers the initial period of the fund’s operation from November 1, 2000 through December 31, 2000, which is the end of its fiscal year. The report includes commentary by portfolio management, a complete list of fund holdings and the fund’s financial statements.

Wachovia Balanced Fund II pursues a popular investment objective—long-term growth and current income—by investing in a quality combination of stocks and bonds.

Thank you for pursing your long-term financial goals through the diversification and professional management of the Wachovia Balanced Fund II. You have our commitment to keep you up-to-date on your investment progress through the highest level of service.

Sincerely,
/s/ John W. McGonigle
John W. McGonigle
President
January 15, 2001

INVESTMENT REVIEW

Equity markets continued their roller-coaster ride during the last quarter of the year and presented an extremely challenging environment for the equity investor. Increased signs of a slowing economy, disappointing corporate revenues and earnings outlooks, and investor anxiety over the direction of Federal Reserve Board (the “Fed”) interest rate policy contributed significantly to the volatile environment. As measured by the Standard & Poor’s Smallcap 600 Index (“S&P 600”), small-capitalization stocks fell 12.30% during the last quarter, but were able to rise 7.72% for the year. 1 Midcap stocks registered the strongest performance during the quarter, despite the Standard & Poor’s Midcap 400 Index (“S&P 400”) falling 11.29%, and managed to post a strong 15.64% increase for the year. 2 The S&P 500 Index of large-cap stocks (“S&P 500”) declined 13.12% during the fourth quarter and fell 4.22% for the year. 3 In a continuation of recent trends, value stocks substantially outperformed their growth-oriented counterparts across all market-cap ranges.

Domestic bond markets saw two distinct pricing environments in the first and second halves of the year, with most of the price gains occurring in the latter half. Through May, the market was relatively weak as short-term and intermediate-term bond prices declined across all major market sectors. Although long-term Treasuries and Agencies moved somewhat higher during this period, long-term corporate bond prices also declined. Within days of the Fed’s interest rate increase in May, the market began to rally and bond prices trended upward throughout most sectors for the remainder of the year. At first, the strong second-half market was driven by increased evidence of slower economic growth and the perception that the Fed had succeeded in warding-off inflationary pressures. As the year progressed, concern grew that the economy was slowing more than was expected, providing further strength to the rally, particularly in the Treasury market.

1.
The S&P 600 consists of 600 domestic stocks chosen for market size, liqudity and industry group representation. It is a market value weighted index with each stock’s weight in the index proportionate to its market value. The index is unmanaged, and investments cannot be made in an index.

2.
The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The index is unmanaged, and investments cannot be made in an index.

3.
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and investments cannot be made in an index.

WACHOVIA BALANCED FUND II
PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2000

Shares		Value

Common Stocks—42.8%
	Basic Materials—1.1%
388	Alcoa, Inc.	$ 12,998
238	Praxair, Inc.	10,561
176	(1)Watson Pharmaceuticals, Inc.	9,009

	Total	32,568

	Capital Goods—3.5%
86	Corning, Inc.	4,542
920	General Electric Co.	44,102
283	Honeywell International, Inc.	13,389
486	Tyco International Ltd.	26,973
240	United Technologies Corp.	18,870

	Total	107,876

	Communication Services—2.1%
635	(1)Global Crossing Ltd.	9,088
412	(1)NEXTEL Communications, Inc., Class A	10,197
251	(1)Qwest Communications International, Inc.	10,291
292	SBC Communications, Inc.	13,943
382	(1)Sprint Corp. (PCS Group)	7,807
230	Verizon Communications	11,529

	Total	62,855

	Consumer Cyclicals—2.1%
226	Costco Wholesale Corp.	9,026
150	Interpublic Group Cos., Inc.	6,384
516	Lowe’s Cos., Inc.	22,962
486	Wal-Mart Stores, Inc.	25,819

	Total	64,191

	Consumer Staples—4.3%
483	(1)AT&T Corp.—Liberty Media Group, Inc., Class A	6,551
416	CVS Corp.	24,934
152	(1)Clear Channel Communications, Inc.	7,362
246	(1)Comcast Corp., Special Class A	10,270
220	Kimberly-Clark Corp.	15,552
806	(1)Kroger Co., Inc.	21,812

WACHOVIA BALANCED FUND II

Shares		Value

Common Stocks—continued
	Consumer Staples—continued
336	Philip Morris Cos., Inc.	$ 14,784
269	Time Warner, Inc.	14,053
350	(1)Viacom, Inc., Class B	16,363

	Total	131,681

	Energy—3.9%
551	Conoco, Inc., Class A	15,772
237	ENSCO International, Inc.	8,073
82	El Paso Energy Corp.	5,873
539	Exxon Mobil Corp.	46,859
305	Royal Dutch Petroleum Co., ADR	18,472
234	Schlumberger Ltd.	18,705
101	Texaco, Inc.	6,275

	Total	120,029

	Finance—8.1%
478	American Express Co.	26,260
420	American International Group, Inc.	41,396
280	Bank of America Corp.	12,845
192	Bank of New York Co., Inc.	10,596
935	Citigroup, Inc.	47,743
169	Franklin Resources, Inc.	6,439
308	Freddie Mac	21,214
265	JP Morgan Chase & Co.	12,041
107	MBIA, Inc.	7,931
237	MBNA Corp.	8,754
70	Marsh & McLennan Cos., Inc.	8,190
160	Morgan Stanley, Dean Witter & Co.	12,680
87	PNC Financial Services Group	6,356
475	Wells Fargo Co.	26,452

	Total	248,897

	Health Care—5.7%
162	American Home Products Corp.	10,295
225	(1)Amgen, Inc.	14,386
115	Applera Corp.-Applied Biosystems Group	10,817
294	Bristol-Myers Squibb Co.	21,738
130	Genentech, Inc.	10,595
94	Guidant Corp.	5,070

WACHOVIA BALANCED FUND II

Shares or Principal Amount		Value

Common Stocks—continued
	Health Care—continued
222	Johnson & Johnson	$ 23,324
234	Medtronic, Inc.	14,128
255	Merck & Co., Inc.	23,874
912	Pfizer, Inc.	41,952

	Total	176,179

	Technology—10.1%
95	Automatic Data Processing, Inc.	6,015
1,227	(1)Cisco Systems, Inc.	46,933
722	(1)EMC Corp.-Mass	48,013
432	(1)I2 Technologies, Inc.	23,490
444	Intel Corp.	13,348
333	(1)JDS Uniphase Corp.	13,882
373	(1)Microsoft Corp.	16,179
327	(1)Network Appliance, Inc.	20,989
294	Nokia Oyj, Corp., ADR	12,789
704	Nortel Networks Corp.	22,572
321	(1)RF Micro Devices, Inc.	8,807
59	(1)SDL, Inc.	8,743
589	(1)Sun Microsystems, Inc.	16,418
522	Texas Instruments, Inc.	24,730
319	(1)Veritas Software Corp.	27,913

	Total	310,821

	Transportation—0.5%
492	Southwest Airlines Co.	16,497

	Utilities—1.4%
278	Duke Energy Corp.	23,699
240	Enron Corp.	19,950

	Total	43,649

	Total Common Stocks (identified cost $1,462,927)	1,315,243

Mortgage Backed Securities—27.0%
	Federal Home Loan Mortgage Corporation—11.5%
$350,000	6.25%, 10/15/2002	353,829

WACHOVIA BALANCED FUND II

Principal Amount		Value

Mortgage Backed Securities—continued
	Federal National Mortgage Association—13.9%
$150,000	6.50%, 4/29/2009	$ 149,015
40,090	7.00%, 2/1/2030	40,153
225,000	7.125%, 2/15/2005	236,356

	Total	425,524

	Government National Mortgage Association—1.6%
50,469	7.00%, 10/15/2028	50,689

	Total Mortgage Backed Securities (identified cost $812,912)	830,042

U.S. Treasury Obligations—5.6%
	U.S. Treasury Bonds—5.6%
155,000	6.375%, 8/15/2027 (identified cost $163,810)	171,663

(2) Repurchase Agreement—23.7%
726,582	Goldman Sachs Group, LP, 6.00%, dated 12/29/2000, due 1/2/2001 (at amortized cost)	726,582

	Total Investments (identified cost $3,166,231)(3)	$3,043,530

(1)	Non-income producing security.

(2)	The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

(3)
The cost of investments for federal tax purposes amounts to $3,172,546. The net unrealized depreciation of investments on a federal tax basis amounts to $129,016 which is comprised of $71,201 appreciation and $200,217 depreciation at December 31, 2000.

Note:	The categories of investments are shown as a percentage of net assets ($3,070,791) at December 31, 2000.

The following acronym is used throughout this portfolio:

ADR —American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

WACHOVIA BALANCED FUND II
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

Assets:
Investments in repurchase agreements	$ 726,582
Investments in securities	2,316,948

Total investments in securities, at value (identified cost $3,166,231)		$ 3,043,530
Cash		3,294
Income receivable		17,623
Receivable for shares sold		35,565

Total assets		3,100,012
Liabilities:
Accrued expenses	29,221

Total liabilities		29,221

Net Assets for 321,956 shares outstanding		$3,070,791

Net Assets Consist of:
Paid-in capital		$ 3,193,643
Net unrealized depreciation of investments		(122,701)
Accumulated net realized loss on investments		(13,023)
Undistributed net investment income		12,872

Total Net Assets		$ 3,070,791

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$3,070,791 ÷ 321,956 shares outstanding		$9.54

(See Notes which are an integral part of the Financial Statements)

WACHOVIA BALANCED FUND II
STATEMENT OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2000 (1)

Investment Income:
Dividends			$ 2,079
Interest			15,164

Total income			17,243
Expenses:
Investment adviser fee		$ 3,023
Administrative personnel and services fee		432
Custodian fees		86
Transfer and dividend disbursing agent fees and expenses		3,167
Directors’/Trustees’ fees		528
Auditing fees		16,361
Legal fees		1,056
Portfolio accounting fees		528
Share registration costs		823
Printing and postage		6,358
Insurance premiums		528
Miscellaneous		1,056

Total expenses		33,946
Waiver and Expense Reimbursement:
Waiver of investment adviser fee	$ (3,023)
Reimbursement of other operating expenses	(26,552)

Total waiver and expense reimbursement		(29,575)

Net expenses			4,371

Net investment income			12,872

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(13,023)
Net change in unrealized depreciation of investments			(122,701)

Net realized and unrealized loss on investments			(135,724)

Change in net assets resulting from operations			$(122,852)

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA BALANCED FUND II
STATEMENT OF CHANGES IN NET ASSETS

Period Ended December 31,
2000 (1)

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 12,872
Net realized loss on investments	(13,023)
Net change in unrealized depreciation	(122,701)

Change in net assets resulting from operations	(122,852)

Share Transactions—
Proceeds from sale of shares	3,193,643
Cost of Shares redeemed	—

Change in net assets resulting from share transactions	3,193,643

Change in net assets	3,070,791

Net Assets—
Beginning of period	—

End of period (including undistributed net investment income of $12,872)	$3,070,791

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA BALANCED FUND II
Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

	Period Ended December 31,
	2000 (1)

Net asset value, beginning of period	$10.00
Income from investment operations
Net investment income	0.04
Net realized and unrealized loss on investments	(0.50)

Total from investment operations	(0.46)

Net asset value, end of period	$ 9.54

Total return (2)	(4.60%)
Ratios to average net assets
Expenses	1.01	%(4)
Net investment income	2.97	%(4)
Expense waiver/reimbursement (3)	6.83	%(4)
Supplemental data
Net assets, end of period (000 omitted)	$3,071
Portfolio turnover	5%

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3)	This contractual expense decrease is reflected in both the expense and the net investment income ratios.

(4)	Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA BALANCED FUND II
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000

1. ORGANIZATION

The Wachovia Variable Insurance Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financials statements included herein are only those of Wachovia Balanced Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek to provide long-term growth of principal and current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION — Listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is deter mined. Investments in other open-end regulated investment companies are valued at net asset value.

REPURCHASE AGREEMENTS —It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund’s adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME , EXPENSES AND DISTRIBUTIONS —Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

WACHOVIA BALANCED FUND II

In November 2000, the American Institute of Certified Public Accountant (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the Financial statements.

FEDERAL TAXES —It is the Fund’s policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At December 31, 2000, the Fund for federal tax purposes, had a capital loss carryforward of $6,708, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and this will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

WHEN -ISSUED AND DELAYED DELIVERY TRANSACTIONS —The Fund may engage in when- issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

USE OF ESTIMATES —The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER —Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

Period Ended December 31, 2000(1)
Shares

Shares sold	321,956
Shares redeemed	—

Net change resulting from share transactions	321,956

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

WACHOVIA BALANCED FUND II

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE —Wachovia Asset Management, a subsidiary of Wachovia Bank, N.A. and the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.70% of the Fund’s average daily net assets. As a result of contractual obligations, the Adviser may be required to waive a portion of its fee. The Adviser can modify or terminate this waiver at its sole discretion any time after May 31, 2002.

ADMINISTRATIVE FEE —Federated Securities Company (“FServ”) provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Funds in the Trust.

DISTRIBUTION SERVICES FEE —Under the terms of the Plan, each Fund will compensate Federated Securities Corp. (“FSC”), the principal distributor, from its net assets to finance activities intended to result in the sale of the Fund’s shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES —FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”) serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily waive any portion of its fee.

PORTFOLIO ACCOUNTING FEES —FServ, through its subsidiary, FSSC, maintains the Fund’s accounting records for which it receives a fee. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of- pocket expenses.

CUSTODIAN FEES —Wachovia Bank, N.A. is the Fund’s custodian. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

GENERAL —Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the period ended December 31, 2000, were $1,541,817 and $65,793, respectively. Purchases and sales of long-term U.S. government securities for the period ended December 31, 2000, were $1,027,523 and $49,992, respectively.

6. FEDERAL INCOME TAX INFORMATION (UNAUDITED )

For the period ended December 31, 2000, the Fund did not designate any long-term capital gain dividends.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees of Wachovia Variable Insurance Funds and Shareholders of
WACHOVIA BALANCED FUND II

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wachovia Balanced Fund II (one of the portfolios constituting the Wachovia Variable Insurance Funds), as of December 31, 2000, and the related statement of operations, statement of changes in net assets, and financial highlights for the period from November 1, 2000 (date of initial public investment) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wachovia Balanced Fund II of the Wachovia Variable Insurance Funds at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period from November 1, 2000 (date of initial public investment) to December 31, 2000, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
February 15, 2001

TRUSTEES James A. Hanley Samuel E. Hudgins D. Dean Kaylor Alvin J. Schexnider Charles S. Way, Jr.	OFFICERS John W. McGonigle President and Treasurer R. Edward Bowling Vice President James E. Ostrowski Vice President and Assistant Treasurer Gail C. Jones Secretary
Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectuses which contain facts concerning its investment objective and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-09873
00000 (2/01)

Cusip 929775302
26194 (2/01)

Wachovia Equity Fund II

(A Portfolio of the Wachovia
Variable Insurance Funds)

Annual Report
December 31, 2000

www.wachoviafunds.com

PRESIDENT’S MESSAGE
Dear Shareholder:

I am pleased to present the first Annual Report to Shareholders for the Wachovia Equity Fund II.

This report covers the initial period of the fund’s operation from November 1, 2000 through December 31, 2000, which is the end of its fiscal year. The report includes commentary by portfolio management, a complete list of fund holdings and the fund’s financial statements.

Wachovia Equity Fund II pursues growth through a portfolio of blue-chip stocks issued by some of America’s largest and best-known companies. In particular, the fund’s manager seeks stocks issued by companies that are both undervalued and have good growth opportunities. At the end of the reporting period, the fund’s holdings included such well-known names as Alcoa, Inc., American Express Co., Bank of America Corp., Cisco Systems, Inc., Exxon Mobil Corp., General Electric Co., Intel Corp., Merck & Co., Inc., Sprint Corp., Time-Warner, Inc., and Wal-Mart Stores, Inc. 1

Thank you for pursing your long-term financial goals through the diversification and professional management of the Wachovia Equity Fund II. You have our commitment to keep you up-to-date on your investment progress through the highest level of service.

Sincerely,
/s/ John W. McGonigle
John W. McGonigle
President
January 15, 2001

[1]	These holdings are not indicative of future portfolio composition. Because this is a managed portfolio, the investment mix will change.

INVESTMENT REVIEW

Equity markets continued their roller-coaster ride during the last quarter of the year and presented an extremely challenging environment for the equity investor. Increased signs of a slowing economy, disappointing corporate revenues and earnings outlooks, and investor anxiety over the direction of the Federal Reserve Board interest rate policy contributed significantly to the volatile environment. As measured by the Standard & Poor’s Smallcap 600 Index (“S&P 600”), small-capitalization stock fell 12.30% during the quarter, but were able to rise 7.72% for the year. 1 Midcap stocks registered the strongest performance during the quarter, despite the Standard & Poor’s Midcap 400 Index (“S&P 400”) falling 11.29%, and managed to post a strong 15.64% increase for the year. 2 The Standard & Poor’s 500 Index (“S&P 500”) declined 13.12% during the fourth quarter and fell 4.22% for the year. 3 In a continuation of recent trends, value stocks substantially outperformed their growth-oriented counterparts across all market-cap ranges.

1.
The S&P 600 consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index with each stock’s weight in the index proportionate to its market value. The index is unmanaged, and investments cannot be made in an index.

2.
The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The index is unmanaged, and investments cannot be made in an index.

3.
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and investments cannot be made in an index.

WACHOVIA EQUITY FUND II
PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2000

Shares		Value

Common Stocks—74.4%
	Basic Materials—1.8%
260	Alcoa, Inc.	$ 8,710
160	Praxair, Inc.	7,100
118	(1)Watson Pharmaceuticals, Inc.	6,040

	Total	21,850

	Capital Goods—6.1%
58	Corning, Inc.	3,063
617	General Electric Co.	29,577
190	Honeywell International, Inc.	8,989
326	Tyco International Ltd.	18,093
161	United Technologies Corp.	12,659

	Total	72,381

	Communication Services—3.6%
426	(1)Global Crossing Ltd.	6,097
276	(1)NEXTEL Communications, Inc., Class A	6,831
169	(1)Qwest Communications International, Inc.	6,929
196	SBC Communications, Inc.	9,359
256	(1)Sprint Corp. (PCS Group)	5,232
154	Verizon Communications	7,719

	Total	42,167

	Consumer Cyclicals—3.6%
152	Costco Wholesale Corp.	6,071
100	Interpublic Group Cos., Inc.	4,256
346	Lowe’s Cos., Inc.	15,397
326	Wal-Mart Stores, Inc.	17,319

	Total	43,043

	Consumer Staples—7.4%
324	(1)AT&T Corp.—Liberty Media Group, Inc., Class A	4,394
280	CVS Corp.	16,782
102	(1)Clear Channel Communications, Inc.	4,941
165	(1)Comcast Corp., Special Class A	6,889
148	Kimberly-Clark Corp.	10,462

WACHOVIA EQUITY FUND II

Shares		Value

Common Stocks—continued
	Consumer Staples—continued
541	(1)Kroger Co., Inc.	$ 14,641
226	Philip Morris Cos., Inc.	9,944
181	Time Warner, Inc.	9,455
235	(1)Viacom, Inc., Class B	10,986

	Total	88,494

	Energy—6.8%
370	Conoco, Inc., Class A	10,591
159	ENSCO International, Inc.	5,416
55	El Paso Energy Corp.	3,939
362	Exxon Mobil Corp.	31,471
205	Royal Dutch Petroleum Co., ADR	12,415
157	Schlumberger Ltd.	12,550
68	Texaco, Inc.	4,225

	Total	80,607

	Finance—14.1%
321	American Express Co.	17,635
282	American International Group, Inc.	27,795
188	Bank of America Corp.	8,624
129	Bank of New York Co., Inc.	7,119
627	Citigroup, Inc.	32,016
113	Franklin Resources, Inc.	4,305
206	Freddie Mac	14,188
178	JP Morgan Chase & Co.	8,088
72	MBIA, Inc.	5,337
159	MBNA Corp.	5,873
47	Marsh & McLennan Cos., Inc.	5,499
108	Morgan Stanley, Dean Witter & Co.	8,559
58	PNC Financial Services Group	4,238
319	Wells Fargo Co.	17,764

	Total	167,040

	Health Care—10.0%
109	American Home Products Corp.	6,927
151	(1)Amgen, Inc.	9,655
77	Applera Corp.-Applied Bio Systems Group	7,243
197	Bristol-Myers Squibb Co.	14,566
87	Genentech, Inc.	7,091

WACHOVIA EQUITY FUND II

Shares		Value

Common Stocks—continued
	Health Care—continued
63	Guidant Corp.	$ 3,398
149	Johnson & Johnson	15,654
157	Medtronic, Inc.	9,479
171	Merck & Co., Inc.	16,010
612	Pfizer, Inc.	28,152

	Total	118,175

	Technology—17.6%
64	Automatic Data Processing, Inc.	4,052
823	(1)Cisco Systems, Inc.	31,480
484	(1)EMC Corp.-Mass	32,186
290	(1)I2 Technologies, Inc.	15,769
298	Intel Corp.	8,959
224	(1)JDS Uniphase Corp.	9,338
250	(1)Microsoft Corp.	10,844
220	(1)Network Appliance, Inc.	14,121
198	Nokia Oyj, Corp., ADR	8,613
473	Nortel Networks Corp.	15,166
215	(1)RF Micro Devices, Inc.	5,899
40	(1)SDL, Inc.	5,928
395	(1)Sun Microsystems, Inc.	11,011
350	Texas Instruments, Inc.	16,581
214	(1)Veritas Software Corp.	18,725

	Total	208,672

	Transportation—0.9%
330	Southwest Airlines Co.	11,065

	Utilities—2.5%
187	Duke Energy Corp.	15,942
161	Enron Corp.	13,383

	Total	29,325

	Total Common Stocks (identified cost $982,035)	882,819

WACHOVIA EQUITY FUND II

Principal Amount		Value

(2) Repurchase Agreement—22.5%
$267,361	Goldman Sachs Group, LP, 6.00%, dated 12/29/2000, due 1/2/2001 (at amortized cost)	$ 267,361

	Total Investments (identified cost $1,249,396)(3)	$ 1,150,180

(1)	Non-income producing security.

(2)	The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

(3)
The cost of investments for federal tax purposes amounts to $1,253,696. The net unrealized depreciation of investments on a federal tax basis amounts to $103,516 which is comprised of $31,001 appreciation and $134,517 depreciation at December 31, 2000.

Note:	The categories of investments are shown as a percentage of net assets ($1,187,311) at December 31, 2000.

The following acronym is used throughout this portfolio:

ADR—American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

WACHOVIA EQUITY FUND II
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

Assets:
Investments in repurchase agreements	$267,361
Investments in securities	882,819

Total investments in securities, at value (identified cost $1,249,396)		$1,150,180
Cash		6,157
Income receivable		567
Receivable for shares sold		58,217

Total assets		1,215,121
Liabilities:
Accrued expenses	27,810

Total Liabilities		27,810

Net Assets for 131,729 shares outstanding		$1,187,311

Net Assets Consist of:
Paid-in capital		$1,293,660
Net unrealized depreciation of investments		(99,216)
Accumulated net realized loss on investments		(8,731)
Undistributed net investment income		1,598

Total Net Assets		$1,187,311

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,187,311 ÷ 131,729 shares outstanding		$9.01

(See Notes which are an integral part of the Financial Statements)

WACHOVIA EQUITY FUND II
STATEMENT OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2000(1)

Investment Income:
Dividends			$ 1,396
Interest			2,130

Total income			3,526
Expenses:
Investment adviser fee		$ 1,172
Administrative personnel and services fee		167
Custodian fees		33
Transfer and dividend disbursing agent fees and expenses		3,034
Directors’/Trustees’ fees		506
Auditing fees		15,676
Legal fees		1,012
Portfolio accounting fees		506
Share registration costs		305
Printing and postage		5,475
Insurance premiums		506
Miscellaneous		1,013

Total expenses		29,405
Waiver and Expense Reimbursement:
Waiver of investment adviser fee	$ (1,172)
Reimbursement of other operating expenses	(26,305)

Total waiver and expense reimbursement		(27,477)

Net expenses			1,928

Net investment income			1,598

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(8,731)
Net change in unrealized depreciation of investments			(99,216)

Net realized and unrealized loss on investments			(107,947)

Change in net assets resulting from operations			$(106,349)

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA EQUITY FUND II
STATEMENT OF CHANGES IN NET ASSETS

Period Ended December 31,
2000(1)

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 1,598
Net realized loss on investments	(8,731)
Net change in unrealized depreciation	(99,216)

Change in net assets resulting from operations	(106,349)

Share Transactions—
Proceeds from sale of shares	1,293,689
Cost of shares redeemed	(29)

Change in net assets resulting from share transactions	1,293,660

Change in net assets	1,187,311
Net Assets—
Beginning of period	—

End of period (including undistributed net investment income of $1,598)	$1,187,311

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA EQUITY FUND II
Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

	Period Ended December 31, 2000(1)

Net asset value, beginning of period	$10.00
Income from investment operations
Net investment income	0.01
Net realized and unrealized loss on investments	(1.00)

Total from investment operations	(0.99)

Net asset value, end of period	$ 9.01

Total return (2)	(9.90%)
Ratios to average net assets
Expenses	1.15	%(4)
Net investment income	0.95	%(4)
Expense waiver/reimbursement (3)	16.36	%(4)
Supplemental data
Net assets, end of period (000 omitted)	$1,187
Portfolio turnover	5%

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3)	This contractual expense decrease is reflected in both the expense and the net investment income ratios.

(4)	Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA EQUITY FUND II
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000

1. ORGANIZATION

The Wachovia Variable Insurance Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financials statements included herein are only those of Wachovia Equity Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek to produce growth of principal and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION —Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value.

REPURCHASE AGREEMENTS —It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund’s adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME , EXPENSES AND DISTRIBUTIONS —Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

FEDERAL TAXES —It is the Fund’s policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At December 31, 2000, the Fund for federal tax purposes, had a capital loss carryforward of $4,431, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and this will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

USE OF ESTIMATES —The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER —Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

Period Ended December 31, 2000(1)
Shares

Shares sold	131,732
Shares redeemed	(3)

Net change resulting from share transactions	131,729

(1)	Reflects operations from for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE —Wachovia Asset Management, a subsidiary of Wachovia Bank, N.A. and the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.70% of the Fund’s average daily net assets. As a result of contractual obligations, the Adviser may be required to waive a portion of its fee. The Adviser can modify or terminate this waiver at its sole discretion any time after May 31, 2002.

ADMINISTRATIVE FEE —Federated Securities Company (“FServ”) provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Funds in the Trust.

DISTRIBUTION SERVICES FEE —Under the terms of the Plan, each Fund will compensate Federated Securities Corp. (“FSC”), the principal distributor, from its net assets to finance activities intended to result in the sale of the Fund’s shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES —FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”) serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily waive any portion of its fee.

WACHOVIA EQUITY FUND II

PORTFOLIO ACCOUNTING FEES —FServ, through its subsidiary, FSSC, maintains the Fund’s accounting records for which it receives a fee. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES —Wachovia Bank, N.A. is the Fund’s custodian. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

GENERAL —Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended December 31, 2000, were $1,034,954 and $44,188, respectively.

6. FEDERAL INCOME TAX INFORMATION (UNAUDITED )

For the period ended December 31, 2000, the Fund did not designate any long-term capital gain dividends.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees of Wachovia Variable Insurance Funds and Shareholders of
WACHOVIA EQUITY FUND II

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wachovia Equity Fund II (one of the portfolios constituting the Wachovia Variable Insurance Funds), as of December 31, 2000, and the related statement of operations, statement of changes in net assets and financial highlights for the period from November 1, 2000 (date of initial public investment) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wachovia Equity Fund II of the Wachovia Variable Insurance Funds at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period from November 1, 2000 (date of initial public investment) to December 31, 2000, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
February 15, 2001

TRUSTEES James A. Hanley Samuel E. Hudgins D. Dean Kaylor Alvin J. Schexnider Charles S. Way, Jr.	OFFICERS John W. McGonigle President and Treasurer R. Edward Bowling Vice President James E. Ostrowski Vice President and Assistant Treasurer Gail C. Jones Secretary
Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectuses which contain facts concerning its investment objective and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-09873

Cusip 929775104
26195 (2/01)

Wachovia Special Values Fund II

(A Portfolio of the Wachovia
Variable Insurance Funds)

Annual Report
December 31, 2000

www.wachoviafunds.com

PRESIDENT’S MESSAGE

Dear Shareholder:

I am pleased to present the first Annual Report to Shareholders for the Wachovia Special Values Fund II.

This report covers the initial period of the fund’s operation from November 1, 2000 through December 31, 2000, which is the end of its fiscal year. The report includes commentary by portfolio management, a complete list of fund holdings and the fund’s financial statements.

Wachovia Special Values Fund II pursues growth by investing in a diversified portfolio of small company stocks. 1 Unlike many other funds that invest in small company stocks through a high-flying approach, this fund is managed through a highly disciplined approach. Its manager seeks stocks issued by well-capitalized, and well-run small companies that are selling at less than their estimated long-term values.

Thank you for pursing your long-term financial goals through the diversification and professional management of the Wachovia Special Values Fund II. You have our commitment to keep you up-to-date on your investment progress through the highest level of service.

Sincerely,

/s/ John W. McGonigle
John W. McGonigle
President
January 15, 2001

[1]	Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

INVESTMENT REVIEW

For the second year in a row, small-cap companies outperformed their large cap counterparts (as measured by broad market indices) with negative returns common to both. Investment style again proved the primary factor in determining returns, with small cap value stocks outperforming growth stocks by an historically unprecedented margin.

The wide valuation gap between small-cap value and growth stocks was corrected during the year as investors redirected capital to a more defensive posture (utilities, health care, real estate investment trusts) and avoided the volatile Internet and technology areas. Thus, the risk/reward aspects of small value stocks is less favorable than they were one year ago. Additionally, with an economic slowdown now evident, many small cap companies face declining revenues and rising costs in the year ahead—a poor recipe for growing earnings. In an attempt to counter such investment risks, we will continue to invest in financially strong companies and pay only modest prices for them.

WACHOVIA SPECIAL VALUES FUND II
PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2000

Shares		Value

Common Stocks—86.8%
	Basic Materials—10.8%
1,000	(1)American Pacific Corp.	$ 5,500
800	(1)Chase Industries, Inc.	8,350
380	Cleveland Cliffs, Inc.	8,194
435	Deltic Timber Corp.	10,386
230	Greif Brothers Corp., Class A	6,555
295	International Flavors & Fragrances, Inc.	5,992
990	Lafarge Corp.	23,389
615	Roanoke Electric Corp.	6,381
630	Rock-Tenn Co.	4,685
370	Texas Industries, Inc.	11,100
890	Universal Corp.	31,150

	Total	121,682

	Capital Goods—16.5%
740	Ampco-Pittsburgh Corp.	8,880
630	Briggs & Stratton Corp.	27,956
840	Butler Manufacturing Co.	21,262
620	Centex Construction Products, Inc.	16,934
845	(1)Emcor Group, Inc.	21,548
90	Franklin Electronics, Inc.	6,165
680	Granite Construction, Inc.	19,678
275	(1)Kulicke & Soffa Industries	3,094
120	Millipore Corp.	7,560
1,095	Smith (A.O.) Corp.	18,683
575	Superior Industries International, Inc.	18,147
320	(1)Thermo Electron Corp.	9,520
765	(1)Washington Group International, Inc.	6,263

	Total	185,690

	Communication Services—3.0%
1,300	Galileo International, Inc.	26,000
250	(1)Young Broadcasting, Inc., Class A	8,371

	Total	34,371

WACHOVIA SPECIAL VALUES FUND II

Shares		Value

Common Stocks—continued
	Consumer Cyclicals—6.6%
75	Allen Organ Co., Class B	$ 3,975
465	Boston Acoustics, Inc.	6,968
145	Cordiant Communications Group PLC, ADR	2,846
465	Deluxe Corp.	11,751
15	Grey Global Group, Inc.	9,750
745	Intermet Corp.	2,701
1,355	Johns Manville Corp.	17,530
450	Skyine Corp.	8,522
920	(1)Supreme Industries, Inc.	2,587
740	Velco Industries N.V.	7,770

	Total	74,400

	Consumer Staples—5.7%
660	(1)Alltrista Corp.	8,910
75	(1)Chris-Craft Industries, Inc.	4,987
535	Deb Shops, Inc.	7,223
565	(1)Gtech Holdings Corp.	11,618
480	(1)Lands’ End, Inc.	12,058
565	Lone Star Steakhouse & Saloon	5,438
1,440	(1)M & F Worldwide Corp.	5,580
120	(1)Payless Shoesource, Inc.	8,490

	Total	64,304

	Energy—3.9%
225	(1)Atwood Oceanics, Inc.	9,857
460	Berry Petroleum Co., Class A	6,152
160	Devon Energy Corp.	9,755
55	(1)Energizer Holdings, Inc.	1,176
202	Forest Oil Corp.	7,449
335	(1)Global Marine, Inc.	9,506

	Total	43,895

	Finance—26.7%
100	Ace, Ltd.	4,244
545	CNA Surety Corp.	7,766
835	Charter Municipal Mortgage Acceptance Co.	11,222
450	Eaton Vance Corp.	14,513
1,380	Enhance Financial Services Group, Inc.	21,304
240	Equity Residential Properties Trust	13,275

WACHOVIA SPECIAL VALUES FUND II

Shares		Value

Common Stocks—continued
	Finance—continued
80	Forest City Enterprises, Inc., Class A	$ 18,816
1,110	(1)Healthcare Recoveries, Inc.	3,261
690	IPC Holdings Ltd.	14,490
600	John Nuveen & Co., Class A	34,500
460	Leucadia National Corp.	16,301
580	Liberty Corp.	23,599
760	Liberty Financial Cos., Inc.	33,867
1,620	Meditrust Corp.	4,151
200	Merchants Group, Inc.	3,500
975	Stewart Information Services Corp.	21,633
565	Trenwick Group Ltd.	14,019
300	Virginia Capital Bancshares, Inc.	5,175
110	White Mountain Insurance Group, Inc.	35,090

	Total	300,726

	Health Care—1.8%
405	(1)America Service Group, Inc.	10,530
1,000	(1)Per-Se Technologies, Inc.	3,484
290	West Pharmaceutical Services, Inc.	7,123

	Total	21,137

	Technology—7.7%
625	(1)Adaptec, Inc.	6,406
795	(1)Cysive, Inc.	3,279
470	(1)ESCO Technologies, Inc.	9,723
1,310	(1)EarthLink, Inc.	6,591
135	(1)Electroglas, Inc.	2,067
250	Investment Technology Group, Inc.	10,437
540	Nam Tai Electronics, Inc.	8,235
320	National Data Corp.	11,720
285	(1)Parametric Technology Corp.	3,830
125	(1)Silicon Valley Group, Inc.	3,594
225	(1)Standard Microsystems Corp.	4,556
630	United Industrial Corp.	7,009
710	(1)Viant Corp.	2,818
430	(1)Xircom, Inc.	6,665

	Total	86,930

WACHOVIA SPECIAL VALUES FUND II

Shares or Principal Amount		Value

Common Stocks—continued
	Transportation—1.9%
410	(1)A.C.L.N. Ltd.	$ 9,584
395	USFreightways Corp.	11,881

	Total	21,465

	Utilities—2.2%
805	Aegis Realty, Inc.	8,151
655	UGI Corp.	16,580

	Total	24,731

	Total Common Stocks (identified cost $894,999)	979,331

Preferred Stocks—0.6%
	Finance—0.6%
470	Price Enterprises, Inc., Cumulative Pfd., Series A, (identified cost $6,844)	6,815

Closed-End Investment Company—0.4%
750	Royce Global Trust, Inc. (identified cost $4,266)	4,266

(2) Repurchase Agreement—13.8%
$155,175	Goldman Sachs Group, LP, 6.00%, dated 12/29/2000, due 1/2/2001 (at amortized cost)	155,175

	Total Investments (identified cost $1,061,284)(3)	$1,145,587

(1)	Non-income producing security.

(2)	The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

(3)
The cost of investments for federal tax purposes amounts to $1,061,284. The net unrealized appreciation of investments on a federal tax basis amounts to $84,303 which is comprised of $113,490 appreciation and $29,187 depreciation at December 31, 2000.

Note:	The categories of investments are shown as a percentage of net assets ($1,128,054) at December 31, 2000.

The following acronym is used throughout this portfolio:

ADR—American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

WACHOVIA SPECIAL VALUES FUND II
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

Assets:
Investments in repurchase agreements	$155,175
Investments in securities	990,412

Total investments in securities, at value (identified cost $1,061,284)		$1,145,587
Cash		3,466
Income receivable		2,229
Receivable for investments sold		8,161
Receivable for shares sold		820

Total assets		1,160,263
Liabilities:
Payable for investments purchased	4,400
Accrued expenses	27,809

Total liabilities		32,209

Net Assets for 103,521 shares outstanding		$1,128,054

Net Assets Consist of:
Paid-in capital		$1,035,362
Net unrealized appreciation of investments		84,303
Accumulated net realized gain on investments		4,654
Undistributed net investment income		3,735

Total Net Assets		$1,128,054

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,128,054 ÷ 103,521 shares outstanding		$10.90

(See Notes which are an integral part of the Financial Statements)

WACHOVIA SPECIAL VALUES FUND II
STATEMENT OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2000(1)

Investment Income:
Dividends			$ 3,550
Interest			2,352

Total income			5,902
Expenses:
Investment adviser fee		$1,385
Administrative personnel and services fee		173
Custodian fees		35
Transfer and dividend disbursing agent fees and expenses		3,016
Directors’/Trustees’ fees		503
Auditing fees		15,582
Legal fees		1,005
Portfolio accounting fees		503
Share registration costs		297
Printing and postage		5,460
Insurance premiums		503
Miscellaneous		1,005

Total expenses		29,467
Waiver and Expense Reimbursement:
Waiver of investment adviser fee	$ (1,385)
Reimbursement of other operating expenses	(25,915)

Total waiver and expense reimbursement		(27,300)

Net expenses			2,167

Net investment income			3,735

Realized and Unrealized Gain on Investments:
Net realized gain on investments			4,654
Net change in unrealized appreciation of investments			84,303

Net realized and unrealized gain on investments			88,957

Change in net assets resulting from operations			$92,692

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA SPECIAL VALUES FUND II
STATEMENT OF CHANGES IN NET ASSETS

Period Ended December 31,
2000(1)

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 3,735
Net realized gain on investments	4,654
Net change in unrealized appreciation	84,303

Change in net assets resulting from operations	92,692

Share Transactions—
Proceeds from sale of shares	1,035,362
Cost of shares redeemed	—

Change in net assets resulting from share transactions	1,035,362

Change in net assets	1,128,054
Net Assets—
Beginning of period	—

End of period (including undistributed net investment income of $3,735)	$1,128,054

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA SPECIAL VALUES FUND II
Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

	Period Ended December 31,
	2000(1)

Net asset value, beginning of period	$10.00
Income from investment operations
Net investment income	0.04
Net realized and unrealized gain on investments	0.86

Total from investment operations	0.90

Net asset value, end of period	$10.90

Total return (2)	9.00%
Ratios to average net assets
Expenses	1.25	%(4)
Net investment income	2.15	%(4)
Expense waiver/reimbursement (3)	15.72	%(4)
Supplemental data
Net assets, end of period (000 omitted)	$1,128
Portfolio turnover	3%

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3)	This contractual expense decrease is reflected in both the expense and the net investment income ratios.

(4)	Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA SPECIAL VALUES FUND II
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000

1. ORGANIZATION

The Wachovia Variable Insurance Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financials statements included herein are only those of Wachovia Special Values Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek to produce growth of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION —Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value.

REPURCHASE AGREEMENTS —It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund’s adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME , EXPENSES AND DISTRIBUTIONS —Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

FEDERAL TAXES —It is the Fund’s policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

USE OF ESTIMATES —The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER —Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

Period Ended December 31, 2000 (1)
Shares

Shares sold	103,521
Shares redeemed	—

Net change resulting from share transactions	103,521

(1)	Reflects operations from for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE —Wachovia Asset Management, a subsidiary of Wachovia Bank, N.A. and the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.80% of the Fund’s average daily net assets. As a result of contractual obligations, the Adviser may be required to waive a portion of its fee. The Adviser can modify or terminate this waiver at its sole discretion any time after May 31, 2002.

ADMINISTRATIVE FEE —Federated Securities Company (“FServ”) provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Funds in the Trust.

DISTRIBUTION SERVICES FEE —Under the terms of the Plan, each Fund will compensate Federated Securities Corp. (“FSC”), the principal distributor, from its net assets to finance activities intended to result in the sale of the Fund’s shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES —FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”) serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily waive any portion of its fee.

PORTFOLIO ACCOUNTING FEES —FServ, through its subsidiary, FSSC, maintains the Fund’s accounting records for which it receives a fee. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

WACHOVIA SPECIAL VALUES FUND II

CUSTODIAN FEES —Wachovia Bank, N.A. is the Fund’s custodian. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

GENERAL —Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended December 31, 2000, were $931,666 and $31,680, respectively.

6. FEDERAL INCOME TAX INFORMATION (UNAUDITED )

For the period ended December 31, 2000, the Fund did not designate any long-term capital gain dividends.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees of Wachovia Variable Insurance Funds and Shareholders of
WACHOVIA SPECIAL VALUES FUND II:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wachovia Special Value Fund II (one of the portfolios constituting the Wachovia Variable Insurance Funds), as of December 31, 2000, and the related statement of operations, statement of changes in net assets, and financial highlights for the period from November 1, 2000 (date of initial public investment) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wachovia Special Value Fund II of the Wachovia Variable Insurance Funds at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period from November 1, 2000 (date of initial public investment) to December 31, 2000, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
February 15, 2001

TRUSTEES James A. Hanley Samuel E. Hudgins D. Dean Kaylor Alvin J. Schexnider Charles S. Way, Jr.	OFFICERS John W. McGonigle President and Treasurer R. Edward Bowling Vice President James E. Ostrowski Vice President and Assistant Treasurer Gail C. Jones Secretary
Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectuses which contain facts concerning its investment objective and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-09873 000-00 (2/01)

Cusip 929775203
26196 (2/01)